Accounts Payable and Accrued Expenses	6 Months Ended
Jun. 30, 2018
Payables and Accruals [Abstract]
Accounts Payable and Accrued Expenses

5.  Accounts Payable and Accrued Expenses.

Accrued expenses comprised of the following as of the years ended December 31, 2017 and 2016 :

	2017	2016
Accrued legal and professional	$2,650	$-
Accrued other	950	-
	$3,600	$-